Leases - Schedule of Changes in Carrying Value of Right of Use Assets (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Lease incentives related to lease buildings	$ 12	$ 16